Prospectus Supplement

September 30, 2019

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 30, 2019 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2019

Money Market Portfolio (the "Fund")

At a meeting held on September 24-25, 2019, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective October 31, 2019 (the "Effective Date").

Accordingly, on the Effective Date, the Prospectuses are hereby amended as follows:

All references to "Money Market Portfolio" in each Prospectus are hereby deleted and replaced with "ESG Money Market Portfolio."

The following is hereby added after the second paragraph of the section of each Prospectus entitled "Fund Summary—Money Market Portfolio—Principal Investment Strategies":

The Adviser believes that environmental, social and governance ("ESG") factors have the ability to impact the fundamental credit risk of an entity. The Fund's investment process incorporates information about ESG issues via an integrated approach within the Adviser's fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.

During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:

•  Corporations that generate revenue from the manufacturing or production of tobacco;

•  Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);

•  Corporations that generate revenue from the manufacturing or production of firearms;

•  Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and

•  Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.

The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.

In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.

After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, government, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser's minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.

From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).

Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser's opinion at the time of purchase, meets the Fund's ESG criteria.

The following is hereby added to the end of the section of each Prospectus entitled "Fund Summary—Money Market Portfolio—Principal Risks":

ESG Investment Risk. The Fund's adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund's performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company's ESG practices or the Adviser's assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund's adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of other issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund's ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund's investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

The following is hereby added after the second paragraph of the section of each Prospectus entitled "Details of the Funds—Money Market Portfolio—Process":

The Adviser believes that ESG factors have the ability to impact the fundamental credit risk of an entity. The Fund's investment process incorporates information about ESG issues via an integrated approach within the Adviser's fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser has proprietary ESG-scoring methodologies that explicitly consider the risks and opportunities ESG factors pose to money market instruments. By combining third-party ESG data with proprietary views, the Adviser creates unique scoring methodologies that it applies to issuers.

During the security selection process, the Adviser employs a rules-based process to construct the portfolio. Initially, the Adviser determines from the universe of money market fund-eligible issuers those which, in its opinion, have the lowest credit risk and/or best credit profile, excluding the following:

•  Corporations that generate revenue from the manufacturing or production of tobacco;

•  Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);

•  Corporations that generate revenue from the manufacturing or production of firearms;

•  Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and

•  Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.

The Fund may invest in green commercial paper (a security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.

In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.

After applying the above exclusion screens, the Adviser calculates proprietary ESG scores for the remaining issuers based on a number of variables, such as environmental, social, government, controversy and ESG momentum factors. The Adviser then sets minimum ESG score thresholds. Only issuers with an ESG score above a minimum threshold will be considered for investment by the Fund, thus eliminating those issuers with the lowest ESG performance. The Adviser's minimum ESG score thresholds may be adjusted from time to time, provided that a subset of issuers are always excluded by ESG factors.

From the final list of ESG-approved issuers, the Adviser determines the securities and issuers in which the Fund will invest, taking into account a variety of relevant considerations (including, without limitation, yield, interest rate changes, credit quality and duration).

Under normal circumstances, the Fund will invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser's opinion at the time of purchase, meets the Fund's ESG criteria.

The following is hereby added to the end of the section of each Prospectus entitled "Details of the Funds—Money Market Portfolio—Principal Risks":

The Fund's adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund's performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company's ESG practices or the Adviser's assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund's adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of other issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund's ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund's investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

Please retain this supplement for future reference.

  ILFESGMMKTPROSPT 9/19

Statement of Additional Information Supplement

September 30, 2019

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 30, 2019 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated February 28, 2019

Money Market Portfolio
(the "Fund")

At a meeting held on September 24-25, 2019, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective October 31, 2019 (the "Effective Date").

Accordingly, on the Effective Date, all references to "Money Market Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "ESG Money Market Portfolio."

Please retain this supplement for future reference.